================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21515

                  TS&W / Claymore Tax-Advantaged Balanced Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                            2455 Corporate West Drive
                                 Lisle, IL 60532
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

               Nicholas Dalmaso, Chief Legal and Executive Officer
                  TS&W / Claymore Tax-Advantaged Balanced Fund
                            2455 Corporate West drive
                                 Lisle, IL 60532
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 505-3700

                   Date of fiscal year end: December 31, 2004

                     Date of reporting period: June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM 1.  REPORTS TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

   SemiAnnual
       Report
June 30, 2004
    Unaudited

                                        TS&W/Claymore |
                                                      | TYW
                         Tax-Advantaged Balanced Fund |

                                    [GRAPHIC]

     Thompson, Siegel & Walmsley, Inc.                                 [LOGO]
             Investment Counsel                                     CLAYMORE(R)
                                                             www.tswclaymore.com

                                                   ... home port for the LATEST,

                                           most up-to-date INFORMATION about the

                                      TS&W/Claymore Tax-Advantaged Balanced Fund

                                    [GRAPHIC]

     The shareholder report you are reading right now is just the beginning of the story. Online at tswclaymore.com, you will find:

     .    Daily, weekly and monthly data on share prices, distributions and more

     .    Monthly portfolio overviews and performance analyses

     .    Announcements, press releases and special notices

     .    Fund and advisor contact information

     Thompson, Siegel & Walmsley, and Claymore Securities, are constantly updating and expanding shareholder information services on the Fund's website, in an ongoing effort to provide you with the most current information about how your Fund's assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment in the Fund.

| SemiAnnual Report | June 30, 2004

TS&W/Claymore Tax-Advantaged Balanced Fund

Dear Shareholder

We are pleased to welcome you to the TS&W / Claymore Tax-Advantaged Balanced Fund. This semi-annual report covers the period since the Fund's inception on April 28, 2004 through June 30, 2004.

Your Fund focuses its investments on securities that generate income that is either exempt from regular federal income tax or qualifies for federal income taxation at long-term capital gains rates ("tax-advantaged income"), while also offering the potential for capital appreciation through exposure to equity markets.

Under normal market conditions, the Fund will invest at least 50%, and may invest up to 60% of its total assets in municipal securities. In addition, the Fund will invest at least 40%, and may invest up to 50% of its total assets in equity securities and other income-producing securities, of which, at least 25% will be invested in equity securities.

The Fund's investment adviser, Claymore Advisors, LLC, is responsible for managing the investment activities of the Fund and the Fund's business affairs and other administrative matters, and is directly responsible for the day-to-day portfolio management of the Fund's municipal securities portfolio. Claymore Advisors, LLC is an affiliate of Claymore Securities, Inc., a privately-held financial services company offering unique investment solutions for financial advisors and their valued clients.

Thompson, Siegel & Walmsley, Inc. ("TS&W") serves as the Fund's investment sub-adviser and is responsible for the day-to-day portfolio management of the Fund's equity and other income-producing securities portfolio. TS&W provides customized financial services and products to individuals, families and institutions. Founded in 1969, TS&W combines the professional resources and breadth of services of a major investment manager with the individual focus and commitment to personal attention of a trusted local adviser.

The total return of the portfolio for the period ended June 30, 2004 was 0.42% based on the change in Net Asset Value ("NAV"). The Fund's benchmark is comprised of 54% of the Lehman Brother's Municipal Bond Index and 46% of the Russell 1000 Value Index. During the brief period since the Fund's inception, this benchmark returned 0.67%, performing slightly better than the Fund.

Although our NAV rose from $14.33 per common share at the beginning of the period on April 28, 2004 to $14.39 on June 30, 2004, the market price declined from $15.00 on April 28 to $13.10 on June 30, representing a market price discount from NAV of 8.96%. As a result of this discount, the return at market price for the period ended June 30, 2004 was -12.67%. This discount from NAV highlights the fact that most closed-end funds

                                           SemiAnnual Report | June 30, 2004 | 1

TS&W/Claymore Tax-Advantaged Balanced Fund | Dear Shareholder continued

have fallen out of favor with investors recently. However, we feel that this discount represents an opportunity as common shares of the Fund are now available in the market at prices below the value of the securities in the underlying portfolio.

At the beginning of July, the Fund declared its initial quarterly dividend of $0.234375 per share, payable on August 31, 2004 to shareholders of record as of August 13, 2004. This represents an annualized 6.25% distribution based upon the Fund's initial $15 common share price. In January 2005, you will receive a statement detailing the components for tax purposes of the dividends paid by the Fund in 2004. You have the opportunity to reinvest these dividends through the Dividend Reinvestment Plan ("DRIP") that is described in detail on page 16 of this report.

When shares trade at a discount to the net asset value ("NAV"), the DRIP takes advantage of the discount by reinvesting the quarterly dividend distribution in common shares of the Fund purchased in the market at a price less than NAV. Conversely, when the market price of the Fund's common shares is at a premium above NAV, the DRIP reinvests participants' dividends in newly-issued common shares at NAV, subject to an IRS limitation that the purchase price can not be more than 5% below the market price per share. The DRIP provides a low-cost means to accumulate additional shares and enjoy the benefits of compounded returns over time.

Also in early July, the Fund completed the issuance of $120 million of Auction Market Preferred Shares ("AMPS"), each with a par value of $25,000 per share. AMPS are traditionally used as money-market alternatives for high-net worth and institutional investors. The proceeds raised by the issuance of AMPS are pooled and invested together with the Fund's other assets, with any spread between the portfolio return and the short-term rate paid to AMPS holders borne by the common shareholders.

For more specific information on the positioning of the portfolio and our market outlook, please refer to the portfolio management question and answer portion of the report. We appreciate your investment with us and would like to thank you for giving us the opportunity to serve your investment needs. For further information on the Fund, please call 1-800-345-7999 or visit the Fund's website at www.tswclaymore.com.

Sincerely,


/s/ Nickolas Dalmaso
------------------------------
Nick Dalmaso

Senior Managing Director - Claymore Advisors, LLC

August 6, 2004

2 | SemiAnnual Report | June 30, 2004

TS&W/Claymore Tax-Advantaged Balanced Fund

Questions & Answers |

--------------------------------------------------------------------------------

How did the equity and high-yield markets perform during the period?

The broad equity market, as measured by the S&P 500, generated a positive total return of 1.64% for the period from the inception of the Fund on April 28, 2004 to June 30, 2004 while the Russell 1000 Value Index returned 1.72% during this same period. The market was led by non-consumer cyclical sectors such as Industrials, Materials and Technology while the Consumer, Health Care and Communication sectors lagged the overall market during the period reported. Other general notable patterns during this period were small-capitalization value stocks slightly outperforming large growth stocks while non-dividend paying stocks generally out performed dividend-paying stocks.

With respect to the high-yield market, rising interest rates pressured fixed-income securities during the same period. The Treasury curve flattened by 28 basis points with intermediate maturities (2 - 4 years) rising the most. The Merrill Lynch High Yield Index generated a total return of -0.5% and the Merrill Lynch Preferred Index posted a total return of -2.0%.

--------------------------------------------------------------------------------

What is the investment process used for selecting securities?

TS&W uses a proprietary equity valuation model for assessing the attractiveness of more than 400 stocks with a market capitalization of at least $2.5 billion. A long-term expected rate of return is calculated for each stock with buy and sell targets also established. Stocks with the highest expected return are reviewed by an in-house analyst and are subject to peer review by the entire investment team. Above-market dividend yields are an important characteristic of the Fund's stocks and, as a result, are favored over low- or nondividend paying stocks. The portfolio is also subject to diversification constraints across ten major economic sectors in order to attempt to control overall risk.

With respect to the high-yield securities in the portfolio, a bottom-up approach is primarily used in the selection process. Each security is analyzed with regard to credit fundamentals, cash flows and business outlook. In-house analysis from TS&W's fixed income and equity investment team is also combined with the outside opinion of two independent ratings services. Securities selected for the portfolio combine both a constructive fundamental outlook and an appraisal of relative value within and across all sectors.

--------------------------------------------------------------------------------

Are there any specific sectors which have helped or hindered performance and what is your outlook for the market?

Eight of the ten economic sectors contributed to the total return over this period with Industrials and Materials having the most significant impact to the Fund while Consumer Staples and Technology performed the weakest. Dividend income is considered an important component of the expected total return and therefore some sectors that consistently offer higher yields will be favored while lower yielding sectors will be underweighted. It is TS&W's expectation that the overall market will remain choppy but maintain a favorable upward bias as increasing corporate profits, rising dividends and historically low interest rates combine to produce a constructive investment environment. TS&W also believes this economic backdrop going forward will be supportive of attractive returns in the equity and high-yield portion of the Fund.

                                           SemiAnnual Report | June 30, 2004 | 3

TS&W/Claymore Tax-Advantaged Balanced Fund | Questions & Answers continued

--------------------------------------------------------------------------------

How did the municipal bond market perform during the period?

The municipal market was fairly volatile over the period since the Fund's inception on April 28, 2004 through June 30, 2004, but the net result was a relatively flat market during the reporting period. The Lehman Brother's Municipal Bond Index, an unmanaged index of approximately 1,100 investment grade tax-exempt bonds, declined 0.36% during the month of May but rebounded in the month of June, resulting in a return since the Fund's inception of -0.23% for the period.

--------------------------------------------------------------------------------

What is the investment process used for selecting municipal bonds?

Our investment approach starts with analyzing the broader macroeconomic trends and developments affecting the fixed-income markets. Our team analyzes the economic outlook, market conditions and perceived effects on interest rates and yield curves. From there, we incorporate a bottom-up and top-down analysis to construct a portfolio that optimizes tax-exempt income while seeking to avoid undue credit risk and market timing risk. Through implementing our proprietary-unbiased research, we try to identify undervalued sectors and select credits within these sectors that we believe have the potential for rating upgrades and capital appreciation, however there is no guarantee this will occur.

--------------------------------------------------------------------------------

Are there any specific sectors which have helped or hindered performance and what is your outlook for the market?

One of the significant factors that contributed to the Fund's performance was our over-weight concentration in the Health Care and related sectors (Health Care and related sectors represented nearly 33% of all municipal securities in the portfolio). During the initial investment period for the Fund, we felt that this sector was the most undervalued relative to other sectors within the municipal market. As yields tightened during the period, these lower-quality health care bonds outperformed. We feel that the Health Care sector is now fully valued and, for the future, we currently expect to diversify the portfolio across more sectors to reduce concentration risk.

During the period, it was the team's decision to avoid the Tobacco sector because of the impending litigation risk within the tobacco industry. This foresight benefitted the Fund as these tobacco bonds underperformed as yield spreads widened during the period.

With respect to our outlook for the market, we expect interest rates to remain stable to slightly higher throughout 2004. The last day of June was perhaps the most notable day of the reporting period as the Federal Reserve Open Market Committee announced the first in what is expected to be a series of increases in the Fed Funds target rate. At the same time, the current high costs of energy, and its resulting drag on the economy, have led us to believe that interest rates will be relatively stable in the foreseeable future.

The Lehman Brother's Municipal Bond Index is an unmanaged index of approximately 1,100 investment grade tax-exempt bonds classified into four sectors: general obligation, revenue, insured and pre-refunded. It includes reinvested interest and does not include payment of commissions or expenses.

The Russell 1000 Value Index is an unmanaged index considered indicative of the value-oriented domestic stock market in general and is comprised of stocks in the Russell 1000 that have lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index is an unmanaged index considered indicative of the large cap domestic stock market in general and is comprised of 500 widely held stocks chosen by Standard and Poor's.

4 | SemiAnnual Report | June 30, 2004

TS&W/Claymore Tax-Advantaged Balanced Fund

Fund Summary | As of June 30, 2004 (unaudited)

2004 Weekly Share Price Performance

                             [GRAPHIC APPEARS HERE]

                                 Share Price          NAV

                    4/28/04       $   15.00        $  14.30
                    5/31/04       $   14.75        $  14.27
                    6/30/04       $   13.10        $  14.39

Top 10 Holdings - Municipal Portfolio*
--------------------------------------

Central Unified School District (CA) 5.750%, 7/01/2029,                         3.2%
Palm Springs Financing Authority Lease Revenue (CA) 5.500%, 11/01/2035,         3.1%
Illinois Finance Authority Revenue (IL) 5.500%, 8/15/2043,                      3.0%
Richardson Hospital Authority (TX) 6.000%, 12/01/2034,                          2.9%
Sayre Health Care Facilities Authority Revenue (PA) 5.875%, 12/01/2031,         2.7%
Foothill/Eastern Transportation Corridor Agency (CA) 5.000%, 1/01/2035,         2.5%
Northwest Parkway Public Highway Authority Revenue (CO) 7.125%, 6/15/2041,      2.2%
Highlands County Health Facilities Authority Revenue (FL) 6.000%, 11/15/2025,   2.2%
Missouri State Development Finance Board (MO) 5.625%, 12/01/2028,               2.1%
Norco Redevelopment Agency (CA) 5.125%, 3/01/2030,                              2.1%

* As a percentage of total investments

Top Ten Portfolio Industries*
-----------------------------
Health Services                                    19.2%
Banking and Finance                                12.1%
Schools & Educational Services                      7.2%
Leisure & Entertainment                             6.7%
Telecommunications                                  4.7%
Oil and Gas                                         4.5%
Economic Development                                4.3%
Pollution Control                                   3.0%
Transportation-Revenue                              2.9%
Special Purpose Entitiy                             2.9%

* As a percentage of total investments

Portfolio Concentration*
------------------------

                                    [CHART]

                                   Pie Chart

Asset Class
-----------
Municipal Bonds                                   57.6%
Common Stocks                                     34.3%
Corporate Bonds                                    6.5%
Preferred Stocks                                   1.1%
Short-Term Investment                              0.4%
Investment Companies                               0.1%

* As a percentage of total investments

Top 10 Holdings - Equity and Income Portfolio*
----------------------------------------------
Trac-X NA High Yield Series TI 7.735% 3/25/09      2.1%
KeySpan Corp.                                      1.0%
Merck & Co., Inc.                                  1.0%
Citigroup, Inc.                                    1.0%
BT Group PLC ADR                                   1.0%
GlaxoSmithKline PLC ADR                            1.0%
PNC Financial Services Group                       1.0%
ING Groep NV ADR                                   1.0%
HSBC Holdings PLC ADR                              1.0%
Australia and New Zealand Banking Group Ltd. ADR   1.0%

* As a percentage of total investments

Portfolio Credit Quality*
-------------------------

                                     [CHART]

                                    Pie Chart

AAA                                               17.1%
AA                                                 7.5%
A                                                 10.7%
BBB                                               19.7%
BB                                                 5.3%
B                                                  3.5%
NR                                                 1.6%
Common Stock/Other                                34.6%

*Represents higher rating of either S&P or Moody's ratings as a percentage of long-term investments

                                           SemiAnnual Report | June 30, 2004 | 5

TS&W/Claymore Tax-Advantaged Balanced Fund

Portfolio of Investments| June 30, 2004 (unaudited)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
                   Long Term Municipal Bonds - 61.0%
                   Arizona - 3.5%
  $ 3,300,000      Maricopa County Industrial Development            $ 3,187,635
                   Authority Health Facilities Revenue
                   Catholic Healthcare West-A, Series A,
                   BBB+, Baa1
                   5.375%, 7/01/2023
    4,500,000      Maricopa County Pollution Control Corporation       4,512,645
                   Pollution Control Revenue
                   Reference Public Service Co-A-RMK, BBB, Baa2
                   5.750%, 11/01/2022
--------------------------------------------------------------------------------
                                                                       7,700,280
--------------------------------------------------------------------------------
                   California - 19.0%
    5,000,000      California State, BBB, A3                           4,961,600
                   5.250%, 4/01/2034
    7,000,000      Central Unified School District,                    7,517,650
                   Series A, AAA, NR
                   5.750%, 7/01/2029
    1,395,000      Corona-Norco Unified School District Community      1,390,759
                   Facilities District No. 98-1, AMBAC
                   Insured, AAA, Aaa
                   5.100%, 9/01/2032
    6,000,000      Foothill/Eastern Transportation Corridor Agency     5,880,360
                   California Toll Road Revenue
                   Senior Lien, Series A, MBIA-IBC Insured, AAA,
                   Aaa 5.000%, 1/01/2035
                   Hawaiian Gardens Public Finance Authority
                   Tax Allocation Redevelopment Project No. 1,
                   AMBAC Insured, AAA, NR
    1,580,000      5.250%, 12/01/2023                                  1,632,456
    1,505,000      5.250%, 12/01/2022                                  1,563,710
    5,000,000      Norco Redevelopment Agency Tax Allocation           4,989,000
                   Reference Project Area No. 1, MBIA
                   Insured, AAA, Aaa
                   5.125%, 3/01/2030
   1,000,000O      Orange County Community Facilities District           984,940
                   Special Tax, No. 03-1-Ladera Ranch,
                   Series A, NR, NR
                   5.625%, 8/15/2034
    1,800,000      Palm Springs Community Redevelopment Agency Tax     1,771,974
                   Allocation Reference Merged Production
                   No. 1, Series A, A-, NR
                   5.500%, 9/01/2034
    7,000,000      Palm Springs Financing Authority Lease Revenue      7,332,010
                   Convention Center Project, Series A, MBIA
                   Insured, AAA, Aaa
                   5.500%, 11/01/2035
      915,000      Poway Unified School District Special Tax             898,640
                   Community Facilities District Number
                   10-Area-E, NR, NR
                   5.750%, 9/01/2032
    1,350,000      Poway Unified School District Special Tax           1,362,312
                   Community Facilities District Number
                   6-Area-A, NR, NR
                   6.125%, 9/01/2033
    1,870,000      William S Hart Joint School                         1,866,597
                   Financing Authority Revenue, BBB+, NR
                   5.625%, 9/01/2034
--------------------------------------------------------------------------------
                                                                      42,152,008
--------------------------------------------------------------------------------
                   Colorado - 4.3%
  $ 1,355,000      Denver Health & Hospital Authority                $ 1,293,822
                   Healthcare Revenue, Series A, ACA-CBI
                   Insured, A, NR
                   5.375%, 12/01/2028
                   Denver Health & Hospital Authority
                   Healthcare Revenue, Series A, BBB, Baa3
    1,000,000      6.000%, 12/01/2031                                    984,090
    2,000,000      6.250%, 12/01/2033                                  2,021,220
    5,000,000      Northwest Parkway Public Highway
                   Authority Revenue
                   First Tier - Sub-Series D, BB+, Ba1
                   7.125%, 6/15/2041                                   5,247,550
--------------------------------------------------------------------------------
                                                                       9,546,682
--------------------------------------------------------------------------------
                   Connecticut - 2.1%
    5,000,000      Mohegan Tribe Indians Gaming Authority              4,698,150
                   Public Improvement Priority
                   Distribution, BBB-, NR
                   5.250%, 1/01/2033
--------------------------------------------------------------------------------
                   Florida - 2.3%
    5,000,000      Highlands County Health Facilities                  5,145,350
                   Authority Revenue
                   Hospital-Adventist Health
                   Systems, Series D, A, A3
                   6.000%, 11/15/2025
                   Georgia - 1.6%
                   Milledgeville-Baldwin County
                   Development Authority Revenue
                   Georgia College and State University
                   Foundation, BBB, NR
    2,500,000      5.625%, 9/01/2030                                   2,464,400
    1,000,000      6.000%, 9/01/2033                                   1,022,450
--------------------------------------------------------------------------------
                                                                       3,486,850
--------------------------------------------------------------------------------
                   Illinois - 5.9%
    4,000,000      Illinois Educational Facilities                     3,939,800
                   Authority Revenues
                   University of Chicago, Series A, AA, Aa1
                   5.125%, 7/1/2038
    7,000,000      Illinois Finance Authority Revenue                  7,060,060
                   Northwestern Memorial Hospital, Series
                   A, AA+, Aa2
                   5.500%, 8/15/2043
    2,000,000      Metropolitan Pier & Exposition Authority            2,001,420
                   Dedicated State Tax Revenue
                   McCormick Place Exposition
                   Project, Series A, AA-, A1
                   5.500%, 6/15/2027
--------------------------------------------------------------------------------
                                                                      13,001,280
--------------------------------------------------------------------------------
                   Indiana - 0.9%
    2,000,000      Indiana Health Facility Financing                   2,027,400
                   Authority Hospital Revenue
                   Deaconess Hospital, Obligated - Series
                   A, AMBAC Insured, AAA, NR
                   5.375%, 3/01/2034
--------------------------------------------------------------------------------
                   Kansas - 1.2%
    2,500,000      Burlington Pollution Control Revenue                2,542,325
                   Reference Kansas Gas & Electric
                   Co. Project A, AAA, Aaa
                   5.300%, 6/01/2031
--------------------------------------------------------------------------------
                   Massachusetts - 0.4%
      930,000      Massachusetts State Development Finance               934,008
                   Agency Revenue
                   Hampshire College, BBB, Baa2
                   5.625%, 10/01/2024
--------------------------------------------------------------------------------
                   Missouri - 2.3%
    5,000,000      Missouri State Development Finance Board            5,013,300
                   Infrastructure Facilities Revenue
                   Branson Landing Project, Series
                   A, BBB+, Baa1
                   5.625%, 12/01/2028
--------------------------------------------------------------------------------

See notes to financial statements.

6 | SemiAnnual Report | June 30, 2004

TS&W/Claymore Tax-Advantaged Balanced Fund | Portfolio of Investments continued (unaudited)

Principal Amount                                                        Value
--------------------------------------------------------------------------------
                   Long Term Municipal Bonds (continued)
                   New Jersey - 2.0%
  $ 3,000,000      New Jersey Health Care Facilities                 $ 3,007,680
                   Financing Authority Revenue
                   Saint Elizabeth Hospital Obligated
                   Group, BBB-, Baa3
                   6.000%, 7/01/2020
    1,450,000      New Jersey State Educational Facilities             1,430,642
                   Authority Revenue
                   Stevens Institute of Technology, Series
                   B, BBB+, Baa2
                   5.375%, 7/01/2034
--------------------------------------------------------------------------------
                                                                       4,438,322
--------------------------------------------------------------------------------
                   Ohio - 3.8%
    4,560,000      Akron Bath Copley Joint Township                    4,625,208
                   Hospital District Revenue
                   Hospital Facilities-Summa Health
                   Systems, Series A, NR, Aa3
                   5.500%, 11/15/2034
    3,800,000      Austintown Local School District                    3,811,096
                   School Improvement, FSA Insured, NR, Aaa
                   5.125%, 12/01/2030
--------------------------------------------------------------------------------
                                                                       8,436,304
--------------------------------------------------------------------------------
                   Oklahoma - 0.5%
    1,190,000      Claremore, Public Works Authority                   1,215,954
                   Capital Improvement Revenue
                   Series A, FSA Insured, AAA, Aaa
                   5.250%, 6/01/2027
--------------------------------------------------------------------------------
                   Pennsylvania - 2.9%
    6,330,000      Sayre Health Care Facilities Authority              6,411,340
                   Revenue
                   Guthrie Health, Series A, A-, NR
                   5.875%, 12/01/2031
--------------------------------------------------------------------------------
                   Rhode Island - 3.0%
                   Rhode Island State Health & Educational
                   Building Corporation Revenue
                   Hospital Financing Lifespan Obligated
                   Group, BBB, Baa2
    3,500,000      6.375%, 8/15/2021                                   3,636,430
    3,000,000      6.500%, 8/15/2032                                   3,096,630
--------------------------------------------------------------------------------
                                                                       6,733,060
--------------------------------------------------------------------------------
                   South Carolina - 2.2%
    5,000,000      Lexington County Health Services District           4,912,300
                   Income Hospital Revenue, A, A2
                   5.500%, 5/01/2037
--------------------------------------------------------------------------------
                   Texas - 3.1%
    6,780,000      Richardson Hospital Authority                       6,786,848
                   Hospital Refinance & Improvement
                   Richardson Regional, BBB, Baa2
                   6.000%, 12/01/2034
--------------------------------------------------------------------------------
                   Total Long Term Municipal Bonds
                   (Cost $134,654,055)                               135,181,761
================================================================================

See notes to financial statements.

Number of Shares                                                        Value
--------------------------------------------------------------------------------
                   Common Stocks - 36.3%
                   Automotive - 0.9%
     45,000        DaimlerChrysler AG                                $ 2,118,150
--------------------------------------------------------------------------------
                   Banking and Finance - 9.6%
     35,000        Australia and New Zealand Banking                   2,240,000
                   Group Ltd. ADR
     15,000        Bank of America Corp                                1,269,300
     40,000        BB&T Corp.                                          1,478,800
     51,000        Citigroup, Inc.                                     2,371,500
     30,000        HSBC Holdings PLC ADR                               2,247,300
     95,000        ING Groep NV ADR                                    2,251,500
     75,000        New York Community Bancorp, Inc.                    1,472,250
     42,500        PNC Financial Services Group                        2,255,900
     60,000        U.S. Bancorp                                        1,653,600
     47,500        Wachovia Corp.                                      2,113,750
     50,000        Washington Mutual, Inc.                             1,932,000
--------------------------------------------------------------------------------
                                                                      21,285,900
--------------------------------------------------------------------------------
                   Beverages, Food and Tobacco - 2.0%
     40,000        Altria Group, Inc.                                  2,002,000
     57,500        Sara Lee Corp.                                      1,321,925
     30,000        UST, Inc.                                           1,080,000
--------------------------------------------------------------------------------
                                                                       4,403,925
--------------------------------------------------------------------------------
                   Building and Building Products - 0.8%
     55,000        Masco Corp.                                         1,714,900
--------------------------------------------------------------------------------
                   Business Equipment and Services - 0.7%
     37,500        Pitney Bowes, Inc.                                  1,659,375
--------------------------------------------------------------------------------
                   Computers & Micro - 0.5%
     55,000        Hewlett-Packard Co.                                 1,160,500
--------------------------------------------------------------------------------
                   Computer-Software and Peripherals - 0.6%
     45,000        Microsoft Corp.                                     1,285,200
--------------------------------------------------------------------------------
                   Conglomerates - 0.5%
     37,500        General Electric Co.                                1,215,000
--------------------------------------------------------------------------------
                   Consumer Goods and Services - 0.7%
     90,000        Mattel, Inc.                                        1,642,500
--------------------------------------------------------------------------------
                   Forest and Paper Products - 0.8%
     57,500        MeadWestvaco Corp.                                  1,689,925
--------------------------------------------------------------------------------
                   Household and Personal Care
                   Products - 1.3%
     21,500        Kimberly-Clark Corp.                                1,416,420
     66,500        Newell Rubbermaid, Inc.                             1,562,750
--------------------------------------------------------------------------------
                                                                       2,979,170
--------------------------------------------------------------------------------
                   Insurance - 1.4%
     30,000        Allstate Corp. (The)                                1,396,500
     40,000        St. Paul Travelers Cos., Inc. (The)                 1,621,600
--------------------------------------------------------------------------------
                                                                       3,018,100
--------------------------------------------------------------------------------
                   Mining - 0.8%
     17,500        Rio Tino PLC ADR                                    1,715,875
--------------------------------------------------------------------------------
                   Oil and Gas - 4.8%
     35,000        BP PLC ADR                                          1,874,950
     23,500        ChevronTexaco Corp.                                 2,211,585
     65,000        KeySpan Corp.                                       2,385,500
     42,500        Shell Transport & Trading Co. PLC ADR               1,899,750
     22,500        Total SA ADR                                        2,161,800
--------------------------------------------------------------------------------
                                                                      10,533,585
--------------------------------------------------------------------------------

                                           SemiAnnual Report 1 June 30, 2004 | 7

TS&W/Claymore Tax-Advantaged Balanced Fund | Portfolio of Investments continued (unaudited)

Number of Shares                                                         Value
--------------------------------------------------------------------------------
                   Common Stocks (continued)
                   Pharmaceuticals - 3.0%
     86,000        Bristol-Myers Squibb Co.                          $ 2,107,000
     55,000        GlaxoSmithKline PLC ADR                             2,280,300
     50,000        Merck & Co., Inc.                                   2,375,000
--------------------------------------------------------------------------------
                                                                       6,762,300
--------------------------------------------------------------------------------
                   Publishing - 0.9%
     60,000        R.R. Donnelley & Sons Co.                           1,981,200
--------------------------------------------------------------------------------
                   Telecommunications - 4.5%
     85,000        BCE, Inc. ADR                                       1,703,400
     77,500        BellSouth Corp.                                     2,032,050
     62,500        BT Group PLC ADR                                    2,287,500
     77,500        SBC Communications, Inc.                            1,879,375
     58,500        Verizon Communications, Inc.                        2,117,115
--------------------------------------------------------------------------------
                                                                      10,019,440
--------------------------------------------------------------------------------
                   Utilities-Gas and Electric - 1.7%
     34,000        DTE Energy Co.                                      1,378,360
     52,500        NiSource, Inc.                                      1,082,550
     28,500        Progress Energy, Inc.                               1,255,425
--------------------------------------------------------------------------------
                                                                       3,716,335
--------------------------------------------------------------------------------
                   Waste Management - 0.8%
     55,000        Waste Management, Inc.                              1,685,750
--------------------------------------------------------------------------------
                   Total Common Stocks
                   (Cost $79,028,563)                                 80,587,130
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------
                   Corporate Bonds - 6.9%
                   Automotive - 0.7%
   $  500,000      DaimlerChrysler NA Holding, BBB, A3                   574,464
                   8.500%, 1/18/2031
    1,000,000      Navistar International, BB-, Ba3                    1,025,000
                   7.500%, 6/15/2011
--------------------------------------------------------------------------------
                                                                       1,599,464
--------------------------------------------------------------------------------
                   Banking and Finance - 0.2%
      500,000      E* Trade Financial                                    497,500
                   Corp., B+, B1, (a)
                   8.000%, 6/15/2011
--------------------------------------------------------------------------------
                   Building and Building Products - 0.8%
    1,000,000      K Hovnanian Enterprises, BB, Ba2                      930,000
                   6.500%, 1/15/2014
    1,000,000      KB Home, BB+, Ba1, (a)                                920,000
                   5.750%, 2/01/2014
--------------------------------------------------------------------------------
                                                                       1,850,000
--------------------------------------------------------------------------------
                   Health and Medical Facilities - 0.5%
    1,000,000      Triad Hospitals, Inc., B+, B2                       1,007,500
                   7.000%, 5/15/2012
--------------------------------------------------------------------------------
                   Retail-Apparel and Shoes - 0.7%
    1,000,000      Foot Locker, Inc., BB+, Ba2                         1,057,500
                   8.500%, 1/15/2022
      415,000      Phillips-Van Heusen Corp., BB, B1                     419,150
                   7.750%, 11/15/2023
--------------------------------------------------------------------------------
                                                                       1,476,650
--------------------------------------------------------------------------------
                   Special Purpose Entity - 3.1%
    5,000,000      Trac-X NA High Yield, Series                      $ 4,887,500
                   T1, NR, B3, (a)
                   7.375%, 3/25/2009
    2,000,000      Trac-X NA High Yield                                1,940,000
                   Series, T3, NR, B3, (a)
                   8.000%, 3/25/2009
--------------------------------------------------------------------------------
                                                                       6,827,500
--------------------------------------------------------------------------------
                   Telecommunications - 0.5%
    1,000,000      Nextel Communications, Inc., BB, B2                   991,250
                   6.875%, 10/31/2013
--------------------------------------------------------------------------------
                   Travel Services - 0.4%
    1,000,000      Royal Caribbean Cruises, BB+, Ba2                     988,750
                   6.875%, 12/01/2013
--------------------------------------------------------------------------------
                   Total Corporate Bonds
                   (Cost $15,068,419)                                 15,238,614
================================================================================

Number of Shares                                                        Value
--------------------------------------------------------------------------------
                   Preferred Stocks - 1.1%
                   Real Estate Investment Trusts - 1.1%
     10,000        CareAmerica Realty Corp., Series                      252,900
                   E, 7.500%, BBB-, Baa3
     20,000        CBL & Associates Properties, Series                   505,800
                   C, 7.750%, NR, NR
     20,000        Developers Divers                                     517,000
                   Realty, 8.600%, BBB-, Ba1
     20,000        Health Care REIT, Inc., Series                        501,000
                   D, 7.875%, BB+, Ba1
     10,000        Istar Financial, Inc., Series                         232,400
                   I, 7.500%, B+, Ba3
     20,000        Realty Income Corp., 7.375%, BBB-, Baa3               508,000
--------------------------------------------------------------------------------
                   Total Preferred Stocks
                   (Cost $2,473,400)                                   2,517,100
================================================================================
                   Investment Companies - 0.1%
      5,000        AEW Real Estate Income Fund                            80,750
      5,000        Neuberger Berman Real Estate Income                    87,400
                   Fund, Inc.
      7,000        Scudder Preef Real Estate Fund II                      95,760
--------------------------------------------------------------------------------
                   Total Investment Companies
                   (Cost 266,359)                                        263,910
================================================================================
                   Total Long Term Investments
                   (Cost $231,490,796) - 105.4%                      233,788,515
================================================================================

Principal Amount                                                       Value
--------------------------------------------------------------------------------
                   Short Term Investment - 0.5%
                   New York - 0.5%
   $1,000,000      Port Authority New York & New Jersey               1,000,000
                   Special Obligation Revenue
                   Versatile Structure Obligation, Series
                   2, A+/A-1+, A2/VMIG1
                   1.060%, 5/01/2019, (b)
--------------------------------------------------------------------------------
                   Total Short-Term Investments
                   (Cost $1,000,000)                                  1,000,000
================================================================================
                   Total Investments
                   (Cost $232,490,796) - 105.9%                     234,788,515
                   Liabilities in excess of other assets - (5.9%)   (13,029,866)
================================================================================
                   Net Assets - 100.0%                             $221,758,649
================================================================================

ADR  American Depositary Receipt.
     Ratings shown are per Standard & Poor's and Moody's. Securities classified NR are not rated.

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, these securities amounted to $8,245,000 or 3.7% of net assets.

(b) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See notes to financial statements.

8 | SemiAnnual Report | June 30, 2004

TS&W/Claymore Tax-Advantaged Balanced Fund

Statement of Assets and Liabilities | June 30, 2004 (unaudited)

Assets
   Investments in securities, at value (cost $232,490,796)         $234,788,515
   Cash                                                                  19,723
   Interest and dividends receivable                                  1,856,318
   Other assets                                                          33,824
--------------------------------------------------------------------------------
      Total assets                                                  236,698,380
--------------------------------------------------------------------------------

Liabilities
   Payable for securities purchased                                  13,926,586
   Unrealized depreciation on swap transactions                         533,412
   Offering costs payable                                               284,502
   Advisory fee payable                                                 126,654
   Accrued expenses and other liabilities                                68,577
--------------------------------------------------------------------------------
      Total liabilities                                              14,939,731
--------------------------------------------------------------------------------

Net Assets                                                         $221,758,649
================================================================================

Composition of Net Assets
   Common shares of beneficial interest:
      Par value $0.01 per share                                    $    154,070
      Paid in capital                                               220,089,205
   Undistributed net investment income                                1,237,035
   Net realized loss on investments                                  (1,485,968)
   Net unrealized appreciation on investments and
      swap transactions                                               1,764,307
--------------------------------------------------------------------------------
Net Assets                                                         $221,758,649
================================================================================

Common Shares
   Net asset value per share
      ($221,758,649 / 15,407,000 shares of beneficial interest
      issued and outstanding)                                      $      14.39
================================================================================

See notes to financial statements.

                                           SemiAnnual Report | June 30, 2004 | 9

TS&W/Claymore Tax-Advantaged Balanced Fund

Statement of Operations | For the Period April 28, 2004* through June 30, 2004 (unaudited)

Investment Income
   Interest                                            $1,151,721
   Dividends (net of foreign withholding
      taxes of $18,594)                                   439,464
--------------------------------------------------------------------------------
      Total income                                                  $ 1,591,185
--------------------------------------------------------------------------------
Expenses
   Advisory fee                                           258,396
   Printing expense                                        12,653
   Administration fee                                      12,479
   Trustees' fees                                          12,230
   Audit fee                                               11,387
   Fund accounting fee                                     10,633
   Insurance                                                9,342
   Legal fees                                               8,493
   Transfer agent fee                                       5,464
   Custodian fee                                            5,464
   Registration fee                                         2,548
   Miscellaneous                                            5,061
--------------------------------------------------------------------------------
      Total Expenses                                                    354,150
--------------------------------------------------------------------------------
      Net investment income                                           1,237,035
--------------------------------------------------------------------------------
Realized and Unrealized Gain/Loss on Investments
   Net realized loss on investments                                  (1,485,968)
   Net unrealized appreciation (depreciation) on:
      Investments                                                     2,297,719
      Swap transactions                                                (533,412)
--------------------------------------------------------------------------------
   Net realized and unrealized gain on investments
      and swap transactions                                             278,339
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                $ 1,515,374
================================================================================

*    Commencement of investment operations.

See notes to financial statements.

10 | SemiAnnual Report | June 30, 2004

TS&W/Claymore Tax-Advantaged Balanced Fund

Statement of Changes in Net Assets|

For the Period April 28, 2004* through June 30, 2004 (unaudited)

Increase in Net Assets from Operations
   Net investment income                                           $  1,237,035
   Net realized loss on investments                                  (1,485,968)
   Net unrealized appreciation on investments
      and swap transactions                                           1,764,307
--------------------------------------------------------------------------------
   Net increase in net assets resulting from operations               1,515,374
--------------------------------------------------------------------------------
Capital Share Transactions
   Net proceeds from the issuance of common shares                  220,605,000
   Common shares' offering expenses charged to
      paid-in-capital                                                  (462,000)
--------------------------------------------------------------------------------
      Net increase from capital share transactions                  220,143,000
--------------------------------------------------------------------------------
      Total increase                                                221,658,374

Net Assets
   Beginning of period                                                  100,275
--------------------------------------------------------------------------------
   End of period (including undistributed net
      investment income of $1,237,035)                             $221,758,649
================================================================================

*    Commencement of investment operations.

See notes to financial statements.

                                          SemiAnnual Report | June 30, 2004 | 11

TS&W/Claymore Tax-Advantaged Balanced Fund

Financial Highlights| For the Period April 28, 2004* through June 30, 2004 (unaudited)

Per share operating performance for a common share
   outstanding throughout the period
Net asset value, beginning of period                               $  14.33/(a)/
--------------------------------------------------------------------------------
Income from investment operations
   Net investment income                                               0.08
   Net realized and unrealized gain                                    0.01
--------------------------------------------------------------------------------
      Total from investment operations                                 0.09
--------------------------------------------------------------------------------
Common shares' offering expenses charged to
   paid-in-capital                                                    (0.03)
--------------------------------------------------------------------------------
Net asset value, end of period                                     $  14.39
================================================================================
Market value, end of period                                        $  13.10
================================================================================

Total investment return /(b)/

   Net asset value                                                     0.42%
   Market value                                                      -12.67%

Ratios and supplemental data
Net assets, end of period (thousands)                              $221,759
Ratio of expenses to average net assets /(c)/                          0.96%
Ratio of net investment income to average net assets /(c)/             3.35%
Portfolio turnover rate                                                  24%

* Commencement of investment operations.

/(a)/ Before reimbursement of offering expenses charged to capital.

/(b)/ Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value or market price per share. Dividends and distributions are assumed to be reinvested in accordance with the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

/(c)/ Annualized.

See notes to financial statements.

12 | SemiAnnual Report | June 30, 2004

TS&W/Claymore Tax-Advantaged Balanced Fund

Notes to Financial Statements | June 30, 2004(unaudited)

Note 1 - Organization:

TS&W/Claymore Tax-Advantaged Balanced Fund (the "Fund") was organized as a Delaware statutory trust on February 12, 2004. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and Securities Act of 1933, as amended.

Under normal market conditions, the Fund will invest at least 50% but less than 60% of its total assets in debt securities and other obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from regular federal income tax and which is not a preference item for purposes of the alternative minimum tax (the "Municipal Securities Portfolio") and at least 40% but less than 50% of its total assets in common stocks, preferred securities and other income securities (the "Equity and Income Securities Portfolio").

Note 2 - Accounting Policies:

The preparation of the financial statement in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Fund.

(a) Valuation of Investments

Readily marketable portfolio securities listed on the New York Stock Exchange are generally valued at the last sale price at the close of the New York Stock Exchange. If no sales are reported, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Fund's Board of Trustees shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in a similar manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter, but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or such other comparable source as the Fund's Trustees deem appropriate to reflect fair market value. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Trustees to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Trustees believe reflect most closely the value of such securities.

Debt securities are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. The Fund values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the Trustees of the Fund believe accurately reflects fair value. The Fund's securities which are primarily traded in foreign markets may be traded in such markets on days that the NYSE is closed. As a result, the net asset value of the Fund may be significantly affected on days when holders of Common Shares have no ability to trade the Common Shares on the NYSE.

The Fund values certain securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by the method that the Board of Trustees believes accurately reflects fair value. The Fund periodically verifies valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

(c) Swaps

A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates and credit risk or to manage the duration of its portfolio. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund's basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement. The swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statements of Assets and Liabilities.

The Fund entered into interest rate swap agreements during the period ended June 30, 2004. The Fund generally invests in these interest rate swap transactions in order to manage the duration of the Municipal Securities Portfolio. Details of the swap agreements outstanding as of June 30, 2004 were as follows:

                                 Notional
                    Termination   Amount   Fixed     Floating     Unrealized
Counterparty            Date       (000)    Rate       Rate      Depreciation
-----------------------------------------------------------------------------
Morgan Stanley (a)     08/12/04   $17,200  4.665% 3 Month Libor   $(533,412)
-----------------------------------------------------------------------------

(a)  Fund pays the floating rate plus a spread and receives the fixed rate.

(d) Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, the risk of material loss from such claims is considered remote.

                                          SemiAnnual Report | June 30, 2004 | 13

TS&W/Claymore Tax-Advantaged Balanced Fund | Notes to Financial Statements (unaudited) continued

Note 3 - Investment Advisory Agreement, Investment Sub-Advisory Agreement and Other Agreements:

Pursuant to an Investment Advisory Agreement (the "Agreement") between the Advisor and the Fund, the Advisor is responsible for managing, either directly or through others selected by it, the investment activities of the Fund and the Fund's business affairs and other administrative matters. In addition to serving as investment adviser of the Fund, the Advisor will provide day-to-day portfolio management of the Fund's assets allocated to the Municipal Securities Portfolio. The Advisor will receive a fee, payable monthly, at an annual rate equal to .70% of the Fund's average daily managed assets (total assets, including the assets attributable to the proceeds from any financial leverage, minus liabilities, other than debt representing financial leverage).

The Advisor has entered into an Investment Sub-Advisory agreement with Thompson, Siegel & Walmsley, Inc., the "Sub-Advisor", to act as the investment sub-adviser responsible for day-to-day portfolio management of the Fund's assets allocated to the Equity and Income Securities Portfolio. Under the terms of the investment sub-advisory agreement between the Advisor and the Sub-Advisor, the Advisor pays monthly to the Sub-Advisor a fee at the annual rate of .42% of the Fund's average managed assets attributable to the Equity and Income Securities Portfolio.

The Bank of New York ("BNY") acts as the Fund's custodian, administrator and transfer agent. As custodian, BNY is responsible for the custody of the Fund's assets. As Administrator, BNY is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNY is responsible for performing transfer agency services for the Fund.

Note 4 - Federal Income Taxes:

The Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

At June 30, 2004, the cost and related gross unrealized appreciation and depreciation for tax purposes are as follows:

                   Gross          Gross       Net Unrealized
   Cost of      Unrealized     Unrealized    Appreciation on
Investments    Appreciation   Depreciation     Investments
------------------------------------------------------------
$232,490,796    $4,011,315    $(1,713,596)      $2,297,719
------------------------------------------------------------

Note 5 - Investment in Securities:

For the period ended June 30, 2004, purchases and sales of investments, other than short-term securities, were $293,251,715 and $60,275,252, respectively.

Note 6 - Capital:

In connection with its organizational process, The Fund sold 7,000 common shares of beneficial interest to the Advisor for consideration of $100,275.

The Fund issued 15,000,000 common shares of beneficial interest in its initial public offering. These shares were all issued at $14.325 per share after deducting the sales load but before a reimbursement of expenses to the underwriters of $0.005 per share. In connection with the initial public offering of the Fund's common shares, the underwriters were granted an option to purchase additional common shares. On May 18, 2004, the underwriters purchased, at a price of $14.325 per common share (after deducting the sales load but before underwriters' expense reimbursement), 400,000 common shares of the Fund pursuant to this over-allotment option.

Offering costs, estimated at $462,000 or $0.03 per share, in connection with the issuance of the common shares have been borne by the Fund and were charged to paid-in-capital. The Advisor has agreed to pay offering expenses (other than the sales load, but including the reimbursement of expenses to the underwriters) in excess of $0.03 per common share. The Advisor has also agreed to pay the Fund's organizational expenses, which are estimated at $25,000.

Note 7 - Subsequent Events:

(a) Preferred Shares

On April 29, 2004, the Fund's Board of Trustees authorized the issuance of preferred shares, in addition to the existing common shares, as part of the Fund's leverage strategy. The Fund may also borrow or issue debt securities collectively with preferred shares for leveraging purposes. Preferred shares issued by the Fund have seniority over the common shares. Offering costs, including the 1% sales charge associated with the issuance of preferred shares, estimated at $1,550,000, will be borne by the common shareholders as a direct reduction to paid-in-capital.

On July 1, 2004, the Fund issued 2,400 shares of Preferred Shares Series M7 and 2,400 shares of Preferred Shares Series T28 each with a net asset and liquidation value of $25,000 per share plus accrued dividends. Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption on Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

(b) Distribution

The Fund has adopted a policy of paying quarterly distributions on its Common Shares at a rate that represents a fixed percentage of the initial public offering price on an annualized basis, and an additional distribution on an annual basis of any realized income and/or gains in excess of the quarterly distributions for that year. This quarterly dividend was declared by the Board of Trustees on July 1, 2004, at a rate of $0.234375 per common share and is payable on August 31, 2004 to shareholders of record on August 13, 2004.

14 | SemiAnnual Report | June 30, 2004

TS&W/Claymore Tax-Advantaged Balanced Fund

Supplemental Informationl | (unaudited)

Trustees

The trustees of the TS&W/Claymore Tax-Advantaged Fund and their principal occupations during the past five years:

Name, Address*, Age         Term of Office   Principal Occupation during                     Other Directorships
and Position(s) held        and Length of    the Past Five Years and                         Held by
with Registrant             Time Served      Other Affiliations                              Trustee
--------------------------------------------------------------------------------------------------------------------------------
Independent Trustees:
--------------------------------------------------------------------------------------------------------------------------------
Robert M Hamje              Since 2004       Formerly, Advisor to the Cleveland Foundation
Age:61                                       Investment Committee. Formerly, President and
Trustee                                      Chief Investment Officer of TRW Investment
                                             Management Company (1990-2003).
--------------------------------------------------------------------------------------------------------------------------------
L. Kent Moore               Since 2004       Formerly, Portfolio Manager and Vice
Age:46                                       President of Janus Capital Corp.(2000-2002)
Trustee                                      and Senior Analyst/Portfolio Manager of
                                             Marisco Capital Management (1997-1999).
--------------------------------------------------------------------------------------------------------------------------------
Ronald A. Nyberg            Since 2004       Founding partner of Nyberg & Gustafson, a law   Trustee, Advent Claymore
Age:50                                       firm specializing in Corporate Law, Estate      Convertible Securities and Income
Trustee                                      Planning and Business Transactions from         Fund, MBIA Capital/Claymore Managed
                                             2000-present. Formerly, Executive Vice          Duration Investment Grade Municipal
                                             President, General Counsel and Corporate        Income Fund, Western Asset/Claymore
                                             Secretary of Van Kampen Investments             U.S. Treasury Inflation Protected
                                             (1982-1999).  Edward Hospital Foundation,       Securities Fund, Dreman/Claymore
                                             Naperville, IL. Trustee North Park              Dividend & Income Fund and Western
                                             University, Chicago.                            Treasury Inflation Protected
                                                                                             Securities Fund 2.
--------------------------------------------------------------------------------------------------------------------------------
Ronald E. Toupin, Jr.       Since 2004       Formerly, Vice President, Manager and           Trustee, Advent Claymore
Age:46                                       Portfolio Manager of Nuveen Asset               Convertible Securities and Income
Trustee                                      Management (1998-1999), Vice President of       Fund, MBIA Capital/ Claymore
                                             Nuveen Investment Advisory Corporation          Managed Duration Investment Grade
                                             (1992-1999), Vice President and Manager         Municipal Fund, Western
                                             of Nuveen Unit Investment Trusts                Asset/Claymore U.S. Treasury
                                             (1991-1999), and Assistant Vice President       Inflation Protected Securities
                                             and Portfolio Manager of Nuveen Unit            Fund, Dreman/Claymore Dividend &
                                             Investment Trusts (1988-1999), each of          Income Fund and Western
                                             John Nuveen & Company, Inc. (1982-1999).        Asset/Claymore U.S. Treasury
                                                                                             Inflation Protected Securities Fund
                                                                                             2.
--------------------------------------------------------------------------------------------------------------------------------
Interested Trustees:
--------------------------------------------------------------------------------------------------------------------------------
Nicholas Dalmaso            Since 2004       Senior Managing Director and General            Trustee, Advent Claymore
Age:39                                       Counsel of Claymore Advisors, LLC and           Convertible Securities and Income
Trustee and Chief Legal                      Claymore Securities, Inc.                       Fund, Dreman/Claymore Dividend &
and Executive Officer                        (2001-present). Manager, Claymore Fund          Income Fund, MBIA Capital/Claymore
                                             Management Company, LLC, Formerly,              Managed Duration Investment Grade
                                             Assistant General Counsel, John Nuveen          Municipal Fund, Western
                                             and Company, Inc. (1999-2000). Former           Asset/Claymore U.S. Treasury
                                             Vice President and Associate General            Inflation Protected Securities
                                             Counsel of Van Kampen Investments, Inc.         Fund, Flaherty & Crumrine/Claymore
                                             (1992-1999).                                    Preferred Securities & Income Fund,
                                                                                             Inc., Flaherty & Crumrine /
                                                                                             Claymore Total Return Fund and
                                                                                             Western Asset/Claymore U.S.
                                                                                             Treasury Inflation Protected
                                                                                             Securities Fund 2.
--------------------------------------------------------------------------------------------------------------------------------
Scott F. Powers             Since 2004       Chief Executive Officer of Old Mutual           Director, Acadian Asset Management,
200 Clarendon Street T-53                    (U.S.) Holdings Inc., Chief Executive           Inc., Analytic Investors, Inc.,
Boston, MA 02116                             Officer of Old Mutual Asset Managers            Barrow Hanley, Mewhinney & Strauss,
Age: 44                                      (U.S.) LLC. Prior to 2001, Executive            Inc., Dwight Asset Management
Trustee                                      Vice President of Swales and Marketing          Company, eSecLending LLC, Integra
                                             and Product Development at Mellon               Capital Financial Corporation,
                                             Institutional Asset Management, Chief           Integra Capital Quebec Corporation
                                             Operating Officer and head of marketing         Old Mutual Asset Managers(US)
                                             and client service for The Boston               Holdings, Inc., Pilgrim Baxter &
                                             Company Asset Management (1989-1999).           Associates, Ltd., Provident
                                             Financial Advisor for Dean Witter               Investment Counsel, Inc., Rogge
                                             (1985-1989).                                    Global Partners plc, Thompson,
                                                                                             Siegel & Walmsley, Inc., United
                                                                                             Investments Co., Ltd. And UAM
                                                                                             (Japan) Inc.
--------------------------------------------------------------------------------------------------------------------------------

*Address for all Trustees unless otherwise noted: 2455 Corporate West Drive, Lisle, IL 60532

                                          SemiAnnual Report | June 30, 2004 | 15

TS&W/Claymore Tax-Advantaged Balanced Fund

Dividend Reinvestment Plan |

Unless the registered owner of common shares elects to receive cash by contacting the Plan Administrator, all dividends declared on common shares of the Fund will be automatically reinvested by the Bank of New York (the "Plan Administrator"), Administrator for shareholders in the Fund's Dividend Reinvestment Plan (the "Plan"), in additional common shares of the Fund. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder's common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a "Dividend") payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants' accounts, depending upon the circumstances described below, either
(i) through receipt of additional unissued but authorized common shares from the Fund ("Newly Issued Common Shares") or (ii) by purchase of outstanding common shares on the open market ("Open-Market Purchases") on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commission per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant's account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commission, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instruction of the participants.

There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commission incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, The Bank of New York, 2 Hanson Place, Brooklyn, NY 11217,
Attention: Irina Krylov, Phone Number: (718) 315-4818

16 | SemiAnnual Report | June 30, 2004

TS&W/Claymore Tax-Advantaged Balanced Fund

Fund Information

Board of Trustees                       Investment Manager
Nicholas Dalmaso                        Thompson, Siegel & Walmsley, Inc.
                                        Richmond, Virginia
Robert M. Hamje
                                        Investment Adviser
L. Kent Moore                           Claymore Advisors, LLC
                                        Lisle, Illinois
Ronald A. Nyberg
                                        Administrator, Custodian and
Scott F. Powers                         Transfer Agent
                                        The Bank of New York
Ronald E. Toupin, Jr.                   New York, New York

Officers                                Preferred Stock - Dividend Paying Agent
Nicholas Dalmaso                        The Bank of New York
Chief Executive and Legal Officer       New York, New York

Steven M. Hill                          Legal Counsel
Chief Financial Officer and Treasurer   Skadden, Arps, Slate, Meagher & Flom LLP
                                        Chicago, Illinois
Heidemarie Gregoriev
Secretary                               Independent Registered
                                        Public Accounting Firm
Vincent R. Giordano                     Ernst & Young LLP
Vice President                          Chicago, Illinois

George Gregorio
Vice President

Anne S. Kochevar
Vice President

Roberto W. Roffo
Vice President

Privacy Principles of TS&W/Claymore Tax-Advantaged Balanced Fund for
Shareholders

The Fund is committed to maintaining the privacy of shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any nonpublic personal information relating to its shareholders, although certain nonpublic personal information of its shareholders may become available to the Fund. The Fund does not disclose any nonpublic personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to nonpublic personal information about the shareholders to Claymore Advisors, LLC employees with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the nonpublic personal information of its shareholders.

Questions concerning your shares of TS&W/Claymore Tax-Advantaged Balanced Fund?

..    If your shares are held in a Brokerage Account, contact your Broker.

..    If you have physical possession of your shares in certificate form, contact the Fund's Administrator, Custodian and Transfer Agent:

The Bank of New York, 101 Barclay Street, New York, New York 10286
1-800-701-8178

This report is sent to shareholders of TS&W/Claymore Tax-Advantaged Balanced Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1-800-345-7999 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov

                                          SemiAnnual Report | June 30, 2004 | 17

Claymore Securities, Inc.                                          [LOGO] TYW
2455 Corporate West Drive                                                 LISTED
Lisle, IL 60532                                                           NYSE

                                                                    TYW-SAR-0604

ITEM 2.  CODE OF ETHICS.

Not applicable for a semi-annual reporting period.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for a semi-annual reporting period.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for a semi-annual reporting period.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for a semi-annual reporting period.

ITEM 6.  SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for a semi-annual reporting period.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

        (a) (1) Not required

        (a) (2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (the "Act") (17CFR 270.30a-2(a)) are attached hereto.

        (a) (3) None

        (b) The certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TS&W / Claymore Tax-Advantaged Balanced Fund

By:     /s/ Nicholas Dalmaso
        ----------------------------------
Name:   Nicholas Dalmaso
Title:  Chief Legal and Executive Officer
Date:   9/03/04

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Nicholas Dalmaso
        ----------------------------------
Name:   Nicholas Dalmaso
Title:  Chief Legal and Executive Officer
Date:   9/03/04

By:     /s/ Steven M. Hill
        ----------------------------------
Name:   Steven M. Hill
Title:  Treasurer and Chief Financial Officer
Date:   9/03/04